Significant accounting principles - Condensed consolidated income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statement
Shipping revenues	$ 375,941	$ 355,052	$ 356,010
Voyage expenses	(161,891)	(113,301)	(65,349)
Profit/(loss) for the year	(46,927)	$ 6,602	$ 9,260
Adjustment, IFRS 15 [Member]
Condensed Income Statement
Shipping revenues	834
Voyage expenses	468
Profit/(loss) for the year	1,302
Balance without adoption of IFRS 15 [Member]
Condensed Income Statement
Shipping revenues	376,776
Voyage expenses	(161,423)
Profit/(loss) for the year	$ (45,625)